Loans, financing and debentures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Transaction costs		R$ (1,682)	R$ (1,546)
Loans, financing, debentures and finance leases		514,113	285,853
Loans, financing, debentures and finance leases, Current		217,274	76,608
Loans, financing, debentures and finance leases, Non current		R$ 296,839	R$ 209,245
Financing for agricultural costs [Member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate + CDI	Fixed rate + CDI
Annual interest rates and charges - %
Annual interest rates and charges - %, description		1.80% + 100%
Loans, financing, debentures and finance leases		R$ 40,568
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %			7.00%
Loans, financing, debentures and finance leases			R$ 6,293
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		3.90%
Loans, financing, debentures and finance leases		R$ 9,072
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		6.30%
Loans, financing, debentures and finance leases		R$ 108,057
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		6.34%
Loans, financing, debentures and finance leases		R$ 3,251
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %			6.14%
Loans, financing, debentures and finance leases			R$ 32,295
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		7.64%
Loans, financing, debentures and finance leases		R$ 9,076
Financing for agricultural costs [member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 170,024	R$ 38,588
Financing for agricultural costs (USD) [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		7.00%
Loans, financing, debentures and finance leases		R$ 2,787
Financing for agricultural costs (USD) [member]
Disclosure of fair value measurement of assets [line items]
Annual interest rates and charges - %		8.50%
Loans, financing, debentures and finance leases		R$ 5,573
Financing for agricultural costs (USD) [member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 8,360
Financing for agricultural costs (PYG) [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		8.00%
Loans, financing, debentures and finance leases		R$ 7,940
Financing for agricultural costs (PYG) [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		8.25%	8.25%
Loans, financing, debentures and finance leases		R$ 19,749	R$ 18,364
Financing for agricultural costs (PYG) [member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 27,689	R$ 18,364
Bahia Project Financing [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		3.50%	3.50%
Loans, financing, debentures and finance leases		R$ 10,023	R$ 9,612
Bahia Project Financing [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		4.00%
Loans, financing, debentures and finance leases		R$ 2,668
Bahia Project Financing [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		6.50%	6.50%
Loans, financing, debentures and finance leases		R$ 66	R$ 198
Bahia Project Financing [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		7.50%	7.50%
Loans, financing, debentures and finance leases		R$ 165	R$ 497
Bahia Project Financing [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %			9.00%
Loans, financing, debentures and finance leases			R$ 15,559
Bahia Project Financing [member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	[1]	R$ 10,254	R$ 28,534	R$ 30,277
Financing of working capital [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate + CDI	Fixed rate + CDI
Annual interest rates and charges - %
Annual interest rates and charges - %, description		2% + 100%
Loans, financing, debentures and finance leases		R$ 77,516
Financing of working capital [member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 77,516
Financing of Machinery and Equipment – FINAME
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		7.22%	7.22%
Loans, financing, debentures and finance leases		R$ 230	R$ 321
Financing of Machinery and Equipment – FINAME [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate + TJLP	Fixed rate + TJLP
Annual interest rates and charges - %			3.73%
Loans, financing, debentures and finance leases			R$ 1,285
Financing of Machinery and Equipment – FINAME [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %			8.50%
Loans, financing, debentures and finance leases			R$ 2,204
Financing of Machinery and Equipment – FINAME [member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %			10.50%
Loans, financing, debentures and finance leases			R$ 1,732
Financing of Machinery and Equipment – FINAME [member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 230	R$ 5,542	6,041
Financing of Sugarcane one [Member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		6.76%	6.76%
Loans, financing, debentures and finance leases		R$ 2,447	R$ 2,863
Financing of Sugarcane Two [Member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		6.14%
Loans, financing, debentures and finance leases		R$ 40,857	R$ 27,580
Financing of Sugarcane Three [Member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %		6.34%
Loans, financing, debentures and finance leases		R$ 29,986
Financing of Sugarcane Four [Member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate + TJLP	Fixed rate + TJLP
Annual interest rates and charges - %			3.80%
Loans, financing, debentures and finance leases			R$ 10,948
Financing of Sugarcane Five [Member]
Disclosure of fair value measurement of assets [line items]
Index		Fixed rate	Fixed rate
Annual interest rates and charges - %			10.00%
Loans, financing, debentures and finance leases			R$ 2,091
Financing of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 73,290	R$ 43,482	34,512
Debentures One [Member]
Disclosure of fair value measurement of assets [line items]
Index		CDI	CDI
Annual interest rates and charges - %		106.50%	106.50%
Loans, financing, debentures and finance leases		R$ 88,884	R$ 91,518
Debentures Two [Member]
Disclosure of fair value measurement of assets [line items]
Index		CDI	CDI
Annual interest rates and charges - %		110.00%	110.00%
Loans, financing, debentures and finance leases		R$ 59,548	R$ 61,371
Debentures [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		R$ 148,432	R$ 152,889	R$ 143,108

[1]	Financing to raise funds for opening of areas and improvements in Jatoba and Chaparral farms.